Accounts Receivables, Net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 34,155	$ 21,451
Current period addition	1,117,156	11,438
Reversal	(625)
Foreign currency translation adjustment	(91,163)	1,266
Balance at the end of year	$ 1,059,523	$ 34,155